Summary of Significant Accounting Policies -Concentration of Credit Risk (Details) - Humacyte, Inc.	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Revenue | Customer concentration
Concentration Risk [Line Items]
Concentration of Credit Risk	100.00%	93.00%	95.00%	100.00%
Revenue | Customer concentration | Grant A
Concentration Risk [Line Items]
Concentration of Credit Risk				28.00%
Revenue | Customer concentration | Grant B
Concentration Risk [Line Items]
Concentration of Credit Risk		32.00%	10.00%	38.00%
Revenue | Customer concentration | Grant C
Concentration Risk [Line Items]
Concentration of Credit Risk	100.00%	61.00%	67.00%	34.00%
Revenue | Customer concentration | Grant D
Concentration Risk [Line Items]
Concentration of Credit Risk			18.00%
Accounts Receivable | Credit concentration
Concentration Risk [Line Items]
Concentration of Credit Risk	100.00%	83.00%	100.00%	100.00%
Accounts Receivable | Credit concentration | Grant B
Concentration Risk [Line Items]
Concentration of Credit Risk				67.00%
Accounts Receivable | Credit concentration | Grant C
Concentration Risk [Line Items]
Concentration of Credit Risk	100.00%	83.00%	100.00%	33.00%